UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                 COMPANIES

             Investment Company Act file number:     811-05631
                                                   --------------

                        First Pacific Mutual Fund, Inc.
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                       2756 Woodlawn Drive, Suite #6-201
                           Honolulu, HI  96822-1856
                      ---------------------------------
               (Address of principal executive offices) (Zip code)

                              Roy W. Adams, Jr.
                               370 Park Street
                                   Suite 2
                              Moraga, CA  94556
                   --------------------------------------
                   (Name and address of agent for service)

       Registrant's telephone number, including area code:  808-988-8088

                      Date of fiscal year end:  September 30

                  Date of reporting period:  September 30, 2012











Item 1.  Reports to Stockholders.









                      First Pacific Low Volatility Fund




                                ANNUAL REPORT








                             September 30, 2012

































November 4, 2012



Dear fellow shareholder,

      On June 10, 2011 the First Pacific Low Volatility Fund ("Fund") commenced operations as a new series of First Pacific Mutual Fund, Inc. The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

      Despite the many headwinds faced by a global economic recovery, equity markets finished the twelve-months ending September 30, 2012 with strong gains. The European sovereign debt crisis was aided by debt purchase programs from the European Central Bank, and statement from President Draghi committing to maintaining the Eurozone. In the U.S., the Federal Reserve announced its third major round of bond purchases and focused efforts on the mortgage-backed sector. The central bank also extended its commitment to maintain interest rate levels low until the middle of 2015. The efforts have been successful in maintaining the equity market rally. However, investors are displaying concerns over the fiscal-cliff of U.S. automatic spending cuts and increased tax rates and its effects on consumers' income and company profitability.

      Despite a rally in higher-beta and cyclical sectors of the market, the portfolio managers of the Fund maintained a preference for dividend-paying companies with a historically lower market sensitivity profile. The Fund's cash levels detracted from relative performance as the broad equity markets rose versus a very-low yielding cash environment. At September 30, 2012 the Fund had a cash allocation of 9.82% of its net assets.

      The portfolio managers weighted a higher percentage of the portfolio within defensive sectors throughout the most recent twelve months. As of September 30, 2012, the top five categories as a percentage of net assets were Health Care (12.98%), Structured Notes (12.39%), Information Technology (12.14%), Consumer Staples (10.04%) and Cash (9.82%). The sector focus also detracted from relative performance as the higher-beta sectors and cyclical sectors of the market outperformed during the time period.

                      CATEGORY ALLOCATION (% of Net Assets)
                              September 30, 2012

[The following table was depicted as a pie chart in the printed material.]

Consumer Discretionary          7.76%
Consumer Staples               10.04%
Energy                          6.38%
Financials                      8.97%
Health Care                    12.98%
Industrials                     2.23%
Information Technology         12.14%
Telecommunication Services      6.55%
Utilities                       7.25%
Exchange Traded Funds           6.86%
Structured Notes               12.39%
Money Market Fund               9.82%
Options                        -0.43%
Other Liabilities              -2.94%

      There was no capital gain distribution to shareholders for the 2011 calendar year. There will be a capital gain distribution for the Fund for the 2012 calendar year.

      On the following pages you will find our September 30, 2012 Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088 or (800) 354-9654.

      Thank you for your business. On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO


Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

The Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Low volatility investing does not guarantee a profit or protect against a loss in a generally declining market. Past performance is no guarantee of future results. The Fund is a series of First Pacific Mutual Fund, Inc.

Mutual fund investing involves risks. Principal loss is possible. The First Pacific Low Volatility Fund's investments in structured notes may subject the Fund to greater interest rate, credit and counterparty risks and costs than traditional equity funds. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value or sell them. Structured notes are also subject to risks of debt instruments, including interest rate and call risks, but may have a greater risk of loss than a typical debt security of the same maturity and credit quality. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. The Fund may also invest in foreign securities which, especially in emerging markets, involve greater volatility and political, economic, regulatory and currency risks and differences in accounting methods. The Fund may invest in small, mid or large companies. Investment in smaller companies involves additional risks such as limited liquidity and greater volatility than larger companies. The Fund's investments in other investment companies, including exchange traded funds, subjects the Fund to those risks affecting that investment company, including a possible decrease in the value of the underlying securities. The Fund will also incur brokerage costs when it purchases exchange traded funds and will incur its pro rata share of the underlying investment company's expenses. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund's prospectus.

Lee Financial Securities, Inc./Distributor
November 29, 2012

This Annual Report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Inc., the Fund's investment manager (the "Investment Manager") concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.




                       FIRST PACIFIC LOW VOLATILITY FUND
$10,000 Investment in Fund Compared to Dow Jones Moderately Aggressive Portfolio
          Index, S&P 500 Index and Barclays Capital U.S. Aggregate Index

[The following table was depicted as a line chart in the printed material.]
 First Pacific Low Volatility  Dow Jones Moderately  S&P 500   Barclays Capital
   Fund Investor Class           Aggressive Index    Index  U.S. Aggregate Index
06/10/2011     $10,000              $10,000          $10,000     $10,000
09/30/2011     $ 9,170              $ 8,900          $ 8,960     $10,323
09/30/2012     $10,420              $10,647          $11,666     $10,856

Average Annual Total Return
First Pacific Low Volatility  Dow Jones Moderately  S&P 500   Barclays Capital
   Fund Investor Class           Aggressive Index    Index  U.S. Aggregate Index
1 year          13.63%                19.63%         30.20%       5.16%
Since Inception  3.21%                 4.92%         12.51%       6.49%

The Dow Jones Moderately Aggressive Portfolio Index is made up of composite indexes representing the three major asset classes: stocks, bonds and cash. These component asset class indexes are weighted differently within each relative risk index to achieve the targeted risk level; generally 80% stocks and 20% bonds and cash. The weightings are rebalanced monthly to maintain these levels.

The S&P 500 Index is an unmanaged market capitalization weighted index comprised of 500 widely held common stocks. The S&P 500 Index is generally considered representative of the stock market as a whole. It is not possible to invest directly in an unmanaged index.

The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major categories are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. This index is rebalanced by market capitalization each month.

The benchmark index was changed to the Dow Jones Moderately Aggressive Index because the Investment Manager believes it is more reflective of the management style of the Fund portfolio.

The graph above compares the increase in value of a $10,000 investment in the Fund with the performance of the Dow Jones Moderately Aggressive Portfolio Index, the S&P 500 Index and the Barclays Capital U.S. Aggregate Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Dow Jones Moderately Aggressive Portfolio Index, the S&P 500 Index and Barclays Capital U.S. Aggregate Index reflect reinvestment of dividends but not the expenses of the Fund. It is not possible to invest directly in an index. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. Current performance may be higher or lower than the total return shown. Please call the Fund at (808) 988-8088 or (800) 354-9654 to obtain the most recent month-end returns. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund's annual operating expense ratio, as stated in the current prospectus dated February 1, 2012, is 2.33%. This rate can fluctuate and may differ from the expense ratio for the most recently completed period disclosed in the "Financial Highlights" portion of this Annual Report.



YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur the following costs:

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the period indicated.

Actual Fund Expenses
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
    If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                             Beginning                    Expenses Paid During
                              Account     Ending Account       Period*
                          Value 04/01/12  Value 09/30/12   04/01/12-09/30/12

First Pacific Low Volatility Fund  Investor Class
Actual                     $1,000.00        $1,010.60           $7.64
Hypothetical               $1,000.00        $1,017.40           $7.67

*Expenses are equal to the annualized expense ratio (1.52%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.







                            TAIT, WELLER & BAKER LLP
                          Certified Public Accountants



              REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of First Pacific Low Volatility Fund, a series of First Pacific Mutual Fund, Inc., including the schedule of investments, as of September 30, 2012, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period June 10, 2011 (commencement of operations) through September 30, 2011. These financial statements and financial highlights are the responsibility of the
Fund's management.   Our responsibility is to express an opinion on these
financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where
replies from brokers were not received.   An audit also includes assessing the
accounting principles used and significant estimates made by management, as well
as evaluating the overall financial statement presentation.   We believe that
our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Pacific Low Volatility Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period June 10, 2011 through September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.




                                          /s/  TAIT, WELLER & BAKER LLP
                                          Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 28, 2012




FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012
----------------------------------------------------------------------------

COMMON STOCK - 74.30%
                                                       Shares      Value
                                                       ------      -----
CONSUMER DISCRETIONARY - 7.76%

The Walt Disney Company                                21,000     1,097,880
McDonald's Corporation                                 14,000     1,284,500
                                                                -----------
                                                                  2,382,380
                                                                -----------

CONSUMER STAPLES - 10.04%

Church & Dwight Co., Inc.                              12,000       647,880
The Coca-Cola Company                                  26,200       993,766
Kimberly-Clark Corporation                             10,000       857,800
Lorillard, Inc.                                         5,000       582,250
                                                                -----------
                                                                  3,081,696
                                                                -----------

ENERGY - 6.38%

Devon Energy Corporation                                5,600       338,800
Exxon Mobil Corporation                                 8,000       731,600
Marathon Oil Corp.                                     30,000       887,100
                                                                -----------
                                                                  1,957,500
                                                                -----------

FINANCIALS - 8.97%

American Express Company                               13,200       750,552
The PNC Financial Services Group, Inc.                 12,000       757,200
Ventas, Inc. (REIT)                                    20,000     1,245,000
                                                                -----------
                                                                  2,752,752
                                                                -----------

HEALTH CARE - 12.98%

Aetna Inc.                                              6,700       265,320
Bristol-Myers Squibb Company                           40,000     1,350,000
Intuitive Surgical, Inc. (b)                            1,600       793,008
Johnson & Johnson                                      10,000       689,100
UnitedHealth Group, Inc.                               16,000       886,560
                                                                -----------
                                                                  3,983,988
                                                                -----------

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

                                                       Shares      Value
                                                       ------      -----
INDUSTRIALS - 2.23%

3M Company                                              7,400       683,908
                                                                -----------
                                                                    683,908
                                                                -----------

INFORMATION TECHNOLOGY - 12.14%

Apple Inc.                                              2,500     1,668,150
International Business Machines Corporation             6,000     1,244,700
Qualcomm Inc.                                          13,000       812,370
                                                                -----------
                                                                  3,725,220
                                                                -----------

TELECOMMUNICATION SERVICES - 6.55%

AT&T Inc.                                              18,300       689,910
Verizon Communications Inc.                            29,000     1,321,530
                                                                -----------
                                                                  2,011,440
                                                                -----------

UTILITIES - 7.25%

Oneok, Inc.                                            28,000     1,352,680
PPL Corporation                                        30,000       871,500
                                                                -----------
                                                                  2,224,180
                                                                -----------


     Total Common Stocks (Cost $21,468,612)                      22,803,064
                                                                -----------


EXCHANGE-TRADED FUNDS (ETF's) - 6.86%


IShares Barclays 20+ Year                                14,000   1,739,220
Materials Select Sector SPDR                             10,000     367,700
                                                                -----------
Total ETF's (Cost $2,182,340)                                     2,106,920
                                                                -----------


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

                                                      Shares        Value
                                                      ------        -----

STRUCTURED NOTES - 12.39%

Deutsche Bank Capped Buffered Underlying Securities
Linked to the S&P 500 Index Due 05/20/2013 (b)        1,000,000   1,086,410

The Goldman Sachs Group, Inc. Medium-Term
Notes, Series D Leveraged Buffered Index-Linked
Notes due 04/15/2013 Linked to the S&P 500 Index (b)  1,000,000   1,206,700

JP Morgan Chase & Co., Buffered Return
Enhanced Notes Linked to the S&P 500 Index
Due 01/10/2013 (b)                                      500,000     544,350

Royal Bank of Canada Buffered Bullish
Enhanced Return Notes Linked to the iShares
MSCI EAFE Index Fund Due 12/28/2012 (b)               1,000,000     966,600
                                                                -----------
Total Structured Notes (Cost $3,500,000)                          3,804,060
                                                                -----------


MONEY MARKET FUND - 9.82%

Federated Government Obligation-I                     3,014,938   3,014,938
                                                                -----------
Money Market Fund (Cost $3,014,938)                               3,014,938
                                                                -----------


           Total Investments (Cost $30,165,890) (a)    103.37%   31,728,982
           Other Assets Less Liabilities                (3.37%)  (1,034,370)
                                                       -------  -----------
           Net Assets                                  100.00%  $30,694,612
                                                       =======   ==========

(a)	Aggregate cost for federal income tax purposes is $30,165,890.
(b)	Non-Income producing security.


At September 30, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

           Gross unrealized appreciation    $ 1,928,466
           Gross unrealized depreciation       (365,374)
                                             ----------
           Net unrealized appreciation      $ 1,563,092
                                             ==========


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF OPEN OPTIONS WRITTEN

September 30, 2012
----------------------------------------------------------------------------

Written Call Options (b)                               Contracts    Value
                                                       ---------    -----
International Business Machines Corporation
expires 10/2012 at $185.00 (exercise price)                60      (133,200)
                                                                -----------
Total Written Call Options (Premiums Received $69,478)             (133,200)
                                                                -----------



(b)	Non-Income producing security.


















See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2012
----------------------------------------------------------------------------

                                                          Low Volatility
                                                               Fund
                                                          --------------
ASSETS
  Investments at market value
     (Identified cost $30,165,890) (Note 1 (A))             $31,728,982
  Income receivable                                              40,056
  Other assets                                                   17,968
                                                             ----------
       Total assets                                          31,787,006
                                                             ----------

LIABILITIES
  Payable for investment securities purchased                   904,000
  Redemptions payable                                               500
  Management fee payable                                         16,350
  Administration fee payable                                        503
  Distribution plan payable                                       3,820
  Shareholder servicing fee payable                               2,515
  Transfer agent fee payable                                      1,509
  Chief Compliance Officer fee payable                            1,358
  Accrued expenses                                               28,639
  Written options at value (premium $69,478)                    133,200
                                                             ----------
       Total liabilities                                      1,092,394
                                                             ----------


NET ASSETS                                                  $30,694,612
      (Applicable to 2,945,119 shares outstanding,           ==========
       $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
  PRICE PER SHARE, INVESTOR CLASS SHARES                         $10.42
                                                                  =====

NET ASSETS
  At September 30, 2012, net assets consisted of:
     Paid-in capital                                        $28,922,692
     Accumulated net realized gain on investments               272,550
     Unrealized depreciation on written options                 (63,722)
     Net unrealized appreciation                              1,563,092
                                                             ----------
                                                            $30,694,612
                                                             ==========


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2012
----------------------------------------------------------------------------

                                                          Low Volatility
                                                               Fund
                                                          --------------
INVESTMENT INCOME
     Dividend Income                                         $  415,403
     Interest income                                                427
                                                              ---------
     Total investment income                                    415,830
                                                              ---------

  Expenses
     Management fee (Note 2)                                    255,408
     Distribution costs (Notes 2 and 3)                          38,312
     Transfer agent fee (Note 2)                                 15,324
     Shareholder services fee (Note 2)                           25,540
     Administration fee (Note 2)                                  5,108
     Accounting fee                                              41,398
     Legal and audit fees                                        40,566
     Printing                                                     3,030
     Custodian fee                                                8,709
     Registration fee                                            33,426
     Chief Compliance Officer fee (Note 2)                       15,453
     Directors fee                                                1,793
     Insurance fee                                                1,231
     Miscellaneous fee                                            7,145
                                                              ---------
     Total expenses                                             492,443
     Management fees waived                                     (41,278)
                                                              ---------
     Net Expenses                                               451,165
                                                              ---------

       Net investment income loss                               (35,335)
                                                              ---------


NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
     Net realized gain (loss) on transactions from:
            Investments                                         252,319
            Options                                             233,207
     Net change in unrealized appreciation (depreciation) on transactions from:
            Investments                                       2,720,115
            Options                                             (63,722)
                                                              ---------
            Net realized and unrealized gain on investments   3,141,919
                                                              ---------


NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                              $3,106,584
                                                              =========


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------

                             For The Year Ended For The Period June 10, 2011 September 30, 2012 through September 30, 2011*
                             ------------------     ----------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income loss                      $  (35,335)  $   (66,495)
     Net realized gain (loss) on investments            485,526      (177,641)
     Increase (decrease) in unrealized appreciation
      (depreciation) of investments                   2,656,393    (1,157,023)
                                                    ------------   -----------
        Net increase (decrease) in net assets
           resulting from operations                  3,106,584    (1,401,159)
                                                    -----------    ----------

   Capital share transactions (a)
     Increase in net assets resulting from
       capital share transactions                     6,677,627    22,311,560
                                                    -----------    ----------

           Total increase in net assets               9,784,211    20,910,401
NET ASSETS
   Beginning of year and period                      20,910,401             -
                                                    -----------    ----------
   End of year and period                          $ 30,694,612  $ 20,910,401
                                                     ==========    ==========


(a)	Summary of capital share activity follows:


                                Investor Class             Investor Class
                              For The Year Ended    For The Period June 10, 2011
                              September 30, 2012     through September 30, 2011
                              ------------------    ----------------------------

                              Shares      Value          Shares       Value
                              ------      -----          ------       -----
   Shares sold                923,462  $ 9,255,485      2,368,269  $23,156,495
   Shares redeemed           (258,845)  (2,577,858)       (87,768)    (844,935)
                             --------   ----------      ---------   ----------
      Net increase            664,617  $ 6,677,627      2,280,501  $22,311,560
                             ========    =========      =========   ==========




   *Commenced operations June 10, 2011.


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year and period)
----------------------------------------------------------------------------

                                                   INVESTOR CLASS
                                     ---------------------------------------
                                        Year and Period Ended September 30,
                                     ---------------------------------------
                                                2012             2011*
                                                ----             ----
Net asset value
  Beginning of period                          $ 9.17           $10.00
                                                -----            -----
Income from investment operations
  Net investment income                          (.01)            (.03)
  Net gain (loss) on securities
  	(both realized and unrealized)		 1.26             (.80)
                                                -----            -----
    Total from investment operations             1.25             (.83)
                                                -----            -----

  End of Period                                $10.42           $ 9.17
                                                =====            =====

Total return                                    13.63%           -8.30%

Ratios/Supplemental Data
  Net assets, end of period (in 000's)        $30,695          $20,910

  Ratio of expenses to average
      net assets before fee waivers (a)          1.93%            2.28%**

  Ratio of expenses to average
      net assets after fee waivers (a)           1.77%            2.28%**

  Ratio of net investment income
      to average net assets before fee waivers  -0.30%           -1.58%**

  Ratio of net investment income
      to average net assets after fee waivers   -0.14%           -1.58%**


Portfolio turnover                              81.84%           18.42%

*Commenced operations June 10, 2011.
**Annualized
(a) Does not include expenses of the investment companies in which the Fund invests.


See accompanying notes to financial statements.



FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2012
----------------------------------------------------------------------------

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Pacific Low Volatility Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is
currently offering one Class of Shares:   Investor Shares.

The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. companies and allocating a portion of total assets to structured notes. The Fund also may invest in exchange traded funds that invest in domestic or foreign securities, foreign securities, real estate investment trusts, fixed income securities, short-term debt instruments, cash and cash equivalents, and convertible bonds and convertible preferred stock. It also may write and purchase covered call and put options.

Structured notes are specially designed debt instruments whose principal and interest payments are linked to, and whose values rise or fall in response to, the value of an index, basket of securities, interest rate benchmark or other financial asset. Structured notes are subject to interest rate risk.
They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. There may be higher fees and costs associated with structured notes than other types of investments. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time. Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. The Fund may write (sell) covered call options on securities. If the option is exercised by the purchaser prior to the expiration, the Fund is required to deliver the underlying security against payment of the exercise price. Writing call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

Disclosures about Derivative Instruments and Hedging Activities: The Fund follows FASB ASC 815 "Disclosures about Derivative Instruments and Hedging Activities" ("ASC 815"), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Fund's use of, and accounting for, derivative instruments and the effect on the results of the Fund's operations and financial position. At September 30, 2012 and during the period then ended, the Fund had the following derivatives and transactions in derivatives:

Transactions in written option contracts for the period ended September 30, 2012 are as follows:
                                              Number of           Premiums
                                              Contracts           Received
                                              ---------           --------
Options outstanding at September 30, 2011            0            $       0
Options written                                 (3,823)            (778,026)
Options closed                                   1,680              114,468
Options exercised                                1,342              440,590
Options expired                                    741              153,490
                                                ------             --------
Options outstanding at September 30, 2012          (60)           $ (69,478)

The locations on the Statement of Assets and Liabilities of the Fund's derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815 are as follows:

Values of Derivative Instruments as of September 30, 2012 on the Statement of Assets and Liabilities:

  Liabilities                       Location                      Value
  -----------                       --------                      -----
  Equity Contracts - Options        Written options at value      $133,200

The effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2012:

  Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
                                    Written Options               Total
                                    ---------------               -----
   Equity Contracts                    $233,207                 $233,207

  Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
                                    Written Options               Total
                                    ---------------               -----
   Equity Contracts                    $(63,722)                $(63,722)

The Fund's investments in other investment companies subjects it to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. The Fund will incur its pro rata share of the underlying investment company's expenses. The Fund may purchase ETFs which may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

The Fund may purchase fixed income securities which will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

(A)	SECURITY VALUATION
     Portfolio securities that are fixed income (debt) securities are valued by an independent pricing agent using methodologies that it believes are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors.
     Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. In the absence of a last quoted sales price or mean price, options are valued at the closing ask price (for short positions). Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund's net asset value ("NAV") calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund's approved independent pricing agents. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

     Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at "fair value" using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven
     (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

     The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

     Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

     Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

     The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the arketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

     The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Changes in valuation techniques may result in transfers in/out changing an investment's assigned level within the hierarchy.

     The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

     Common Stocks and Exchange-Traded Funds, to the extent these securities are actively traded and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy.

     Structured Notes are categorized in Level 2 of the fair value hierarchy.

     Investment in registered open-end investment management companies will be categorized as Level 1 of the fair value hierarchy.

     Options listed for trading on a securities exchange or board of trade, and which are actively traded, are categorized in Level 1 of the fair value hierarchy.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

     The following is a summary of the inputs used in valuing the Fund's investments, as of September 30, 2012. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

       Valuation Inputs at Reporting Date:
       Description                     Level 1     Level 2  Level 3     Total
       Assets
       ------
       Common Stocks                 $22,803,064  $       -0- $-0-   $22,803,064
       Exchange Traded Funds         $ 2,106,920  $       -0- $-0-   $ 2,106,920
       Structured Notes              $        -0- $3,804,060  $-0-   $ 3,804,060
       Money Market Fund             $ 3,014,938  $       -0- $-0-   $ 3,014,938
                                      ----------    ---------  ---    ----------
       Total Investments             $27,924,922  $3,804,060  $-0-   $31,728,982
                                      ==========   =========   ===    ==========
       Liabilities
       -----------
       Written covered call options  $   133,200  $       -0- $-0-   $   133,200
                                       ---------   ---------- ----    ----------

     There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

(B)	FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required.

     The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2012, open Federal tax years include the tax year ended September 30, 2011 and 2012. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

     On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. At September 30, 2012, the First Pacific Low Volatility Fund utilized $177,641 in short-term capital loss carryforwards to offset current year gains.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

     The Fund had net capital losses of $3,067 incurred after October 31, 2011. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.

(D) 	USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION
     The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 1.00% and up to .05% of the Fund's average daily net assets, respectively. For the period ended September 30, 2012, the Fund was allocated, and paid LFG, $15,453 for the Chief Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $38,312 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of ..10% of the Fund's average daily net assets.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
----------------------------------------------------------------------------

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the First Pacific Low Volatility Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $32,128,485 and $18,025,260, respectively, for the Fund during the period October 1, 2011 and September 30, 2012.


(5)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

For the period ending September 30, 2012 the Fund had no distributions. The tax character of distributable earnings at September 30, 2012 were as follows:

      Undistributed                               Post   Unrealized    Total
      Net Investment Undistributed Capital Loss  October   Gain/   Distributable
         Income      Capital Gains Carryforwards Losses   (Loss)     Earnings
         ------      ------------- ------------- ------   ------     --------
First Pacific Low
 Volatility Fund
       $ 275,617      $    -         $	-	$(3,067) $1,499,370 $1,771,920

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.


(6)	NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

(7)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund's financial statements as of September 30, 2012, the Fund's management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.


FIRST PACIFIC MUTUAL FUND, INC.
----------------------------------------------------------------------------
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Company") rests with the Board of Directors. Each Director serves during the lifetime of the Company and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Company.

                                                              Number of
                                                              Portfolios
              Position     Term of                            in Company Other
              &            Office and                         Complex   Director
              Office With  Length of     Principal Occupation Overseen  -Ships
Name Age      the          Time          During the Past      by        Held by
and Address   Company      Served        Five Years           Director* Director
--------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (60) Director Unlimited Term Since April 2010, Sales   2  None
                                   24 years    Consultant, Henry Schein
                                               Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation and Account
                                               Executive, Roadway Express

Lynden M. Keala (58)   Director Unlimited Term Account Executive,        2  None
                                   23 years    Workflow One (formerly The
                                               Relizon Company)

Stuart S. Marlowe (72) Director Unlimited Term Owner, Surfside Sales and 2  None
                                   24 years    Marketing (Sales and marketing of
                                               music for the State of Hawaii)

Karen T. Nakamura (68) Director Unlimited Term Executive Vice President  2  None
                                   15 years    & CEO, Building Industry
                                               Association of Hawaii;
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (65)   Director Unlimited Term Commercial Real Estate,   2  None
                                   15 years    Colliers Monroe Friedlander, Inc.
                                               Real Estate, 1250 Oceanside
                                               Partners

INTERESTED DIRECTORS
--------------------
Terrence K.H. Lee(55) Director, Unlimited Term Director, President and   2  None
                      Chairman,    24 years    CEO, Lee Financial Group Inc.,
                      President                Lee Financial Securities, Inc.,
                      and CEO                  and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (52)  Treasurer (Since October Vice President, CCO, CFO, and
                      2004), Chief Compliance  Treasurer, Lee Financial Group
                      Officer, Assistant       Inc., Lee Financial Securities,
                      Secretary (Since July    Inc., and Lee Financial
                      2002)                    Recordkeeping, Inc.


Charlotte A. Meyer (59) Assistant Treasurer    Director, Assistant Treasurer and
                        (Since October 2004)   Vice President, Lee Financial
                                               Group Inc., Lee Financial
                                               Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Lugene Endo Lee (56)    Secretary              Director, Secretary and Vice
                        (Since July 1991)      President, Lee Financial Group
                                               Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of the Company by virtue of his relationship as a director, officer and shareholder of the Fund's investment manager, as a director and officer of the Fund's principal underwriter and transfer agent and because he has had a material and professional relationship with the Company for the last two completed calendar years.
*Each Company director oversees two portfolios of the Company that are currently offered for sale.

Additional information about members of the Board of Directors and executive officers is available in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.




FIRST PACIFIC LOW VOLATILITY FUND (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: First Pacific Mutual Fund, Inc., Lee Financial Group Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us - If after a significant business disruption you cannot contact us as you usually do at
(808) 988-8088, you should go to our website at www.leehawaii.com. Please visit our website at www.leehawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the 12-month period beginning July 1, 2011 and ending June 30, 2012.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


      Disclosure Regarding Approval of the Management Agreement (Unaudited)
                       First Pacific Low Volatility Fund


At a meeting held on July 25, 2012, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the First Pacific Low Volatility Fund (the "Portfolio"), a series of First Pacific Mutual Fund, Inc., for an additional one-year period ending September 30, 2013.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received
Materials reviewed. During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund and Portfolio. In addition, the Board reviewed and considered supplementary information and presentations by LFG that included materials regarding the Portfolio's investment results; management fee; performance; expense comparisons; financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading, brokerage and soft-dollar commission practices, and information about the experience and qualifications of the personnel providing investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services
In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management, portfolio managers and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and Portfolio and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

Other Services. The Board considered, in connection with the performance of LFG's investment management services to the Fund and the Portfolio, the following: LFG's policies, procedures and systems for compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by LFG to the Fund and Portfolio under the Administrative Agreement.

3. Investment Performance
The Board considered the Portfolio's unique pursuit of its investment objective and the investment results of the Portfolio in light of its objective. The Directors reviewed the performance of the Portfolio since inception on June 10, 2011, on an absolute basis and in comparison to its benchmark indexes and other comparable mutual funds. The Directors also reviewed the rankings for the Portfolio by an independent rating and ranking organization, noting that at June 30, 2012, the Portfolio outperformed the Dow Jones Moderately Aggressive Portfolio Index. The Board concluded that the performance of the Portfolio is generally competitive with its benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses
The Board reviewed the management fees and total operating expenses of the Portfolio and compared such amounts with the average fees and expense levels of other comparable funds. The Board considered the advisory fee information for other LFG clients that are similarly managed to the Portfolio. The Board concluded that: the management fees (including LFG's waiver of 0.35% of that fee until January 31, 2014) for the Portfolio are generally competitive with fees paid by comparable funds and LFG's other similarly managed clients; and the expense ratio of the Portfolio is generally competitive with the expenses paid by comparable funds.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits The Board reviewed information regarding LFG's costs of providing services to the Fund and the Portfolio, including LFG's payment of the legal fees for organizing and registering the Portfolio, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board considered the soft dollar arrangements for the Portfolio. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG and its affiliates from these relationships.

6. Conclusions
No single factor was determinative of the Board's decision to re-approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Fund's Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.








                                INVESTMENT MANAGER
                             Lee Financial Group Inc.
                         2756 Woodlawn Drive, Suite #6-201
                            Honolulu, Hawaii  96822-1856

                                   DISTRIBUTOR
                          Lee Financial Securities, Inc.
                         2756 Woodlawn Drive, Suite #6-201
                            Honolulu, Hawaii  96822-1856

                                 FUND ACCOUNTANT
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                              Cincinnati, OH  45246

                                   CUSTODIAN
                                Union Bank, N.A.
                        350 California Street, 6th Floor
                        San Francisco, California  94104

                                LEGAL COUNSEL
                               Roy W. Adams, Jr.
                                370 Park Street
                                    Suite 2
                               Moraga, CA  94556

                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           Tait, Weller & Baker LLP
                        1818 Market Street, Suite #2400
                      Philadelphia, Pennsylvania  19103-2108

                                 TRANSFER AGENT
                       Lee Financial Recordkeeping, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856


























                             Hawaii Municipal Fund




                                ANNUAL REPORT








                             September 30, 2012

















November 4, 2012



Dear fellow shareholder,

       As we begin our 25th year of operations, we are pleased to provide you with our Fund's 2012 Annual Report.

       It has been and continues to be daunting times for investors. We have seen unprecedented downturns in the equity markets followed by sharp rises in major indices. The economy which was in a recession is now showing signs of a sluggish recovery. Amidst this continued turmoil, municipal bonds have generally experienced less volatility than many of their equity counterparts. As shareholders of the Hawaii Municipal Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. Over the course of the fiscal year, the treasury yield curve was virtually unchanged with short-term rates remaining near 0% and long-term interest rates falling by just 11 basis points to 2.42%. The long-end of the municipal yield curve, however experienced a greater drop in rates. Municipal rates fell due to increasing concerns of higher future State of Hawaii and federal income taxes. This accounts for the Hawaii Municipal Fund's fiscal year price increase of $0.48 per share. The Hawaii Municipal Fund Investor Class had a net asset value ("NAV") of $10.83 on October 1, 2011 and a NAV of $11.31 on September 30, 2012. The primary investment strategy of the Hawaii Municipal Fund is to purchase primarily investment grade long-term Hawaii municipal bonds. The past year's performance of the Fund, which is presented in this Annual Report, was primarily a result of the implementation of this strategy.

       During the fiscal year ended September 30, 2012, the Federal Reserve Bank kept the Federal Funds Rate between 0 and 0.25%. During this period the 20 year treasury bond's yield fell by 11 basis points to 2.42%. In our opinion, the continuation of low interest rates in the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will not greatly increase over the long-term. Still, there continues to be risks to inflation and the bond market, among which are U.S. fiscal policy, international conflicts/terrorism and global economic factors.

       On the following pages are line graphs comparing the Fund's performance to the Barclays Capital Municipal Bond Index for the 10 years ended September 30, 2012. The graph assumes a hypothetical $10,000 investment in the Fund. The object of the graph is to permit a comparison of the Fund with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of the Fund. For the fiscal year ended September 30, 2012, the Hawaii Municipal Fund's concentration in Hawaii municipal bonds caused the portfolio to lag the Index. For the 5 and 10 year periods ended September 30, 2012, the Hawaii Municipal Fund's portfolio had a shorter effective maturity than the Barclays Capital Municipal Bond Index, therefore, the Hawaii Municipal Fund lagged the Index due to the declining interest rate environments.

                         MOODY'S MUNICIPAL BOND RATINGS
                             Hawaii Municipal Fund
                              September 30, 2012

[The following table was depicted as a pie chart in the printed material.]

Aaa          3.45%
Aa1          1.36%
Aa2         26.81%
Aa3         16.48%
A1           2.74%
A2           8.58%
A3           6.76%
Baa1         3.12%
Baa2         3.05%
Ba1          0.34%
NA^         27.31%

^Primarily all of the investments in the Hawaii Municipal Fund portfolio are investment grade securities. Only 1.18% of the municipal bonds purchased for the portfolio are deemed to be below investment grade by the Investment Manager.

       We are proud to report that as a Hawaii resident, 100% of the income dividends earned in 2012 were both state and federal tax-free*. There was no capital gain distribution to shareholders for the 2011 calendar year.
There will not be a capital gain distribution for the Hawaii Municipal Fund for the 2012 calendar year.

       If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

       Thank you for your business as well as the many referrals. On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO

*Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.


Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

The Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of First Pacific Mutual Fund, Inc.

Mutual fund investing includes risks. Principal loss is possible. The Fund's investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk.

Lee Financial Securities, Inc./Distributor
November 29, 2012

This Annual Report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Inc., the Fund's investment manager (the "Investment Manager"), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.



                     HAWAII MUNICIPAL FUND INVESTOR CLASS
$10,000 Investment in Fund Compared to Barclays Capital Municipal Bond Index


[The following table was depicted as a line chart in the printed material.]


           Hawaii Municipal Fund       Barclays Capital
             Investor Class         Municipal Bond Index
09/30/02		$10,000			$10,000
09/30/03		$10,398			$10,389
09/30/04		$10,817			$10,867
09/30/05		$11,124			$11,307
09/30/06		$11,516			$11,811
09/30/07		$11,762			$12,176
09/30/08		$11,559			$11,949
09/30/09		$12,597			$13,723
09/30/10		$13,242			$14,520
09/30/11		$13,566			$15,084
09/30/12		$14,604			$16,338

Average Annual Total Return
	Hawaii Municipal Fund		Barclays Capital Municipal Bond Index
1 Year              7.65%                             5.16%
5 Year              4.42%                             6.06%
10 Year             3.86%                             5.03%

The Barclays Capital Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. This index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

The graph above compares the increase in value of a $10,000 investment in the Fund with the performance of the Barclays Capital Municipal Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Barclays Capital
Municipal Bond Index reflects reinvestment of dividends but not the expenses of the Fund. It is not possible to invest directly in an index. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. Current performance may be higher or lower than the total return shown. Please call the Fund at (808) 988-8088 or (800) 354-9654 to obtain the most recent month-end returns. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund's annual operating expense ratio, as stated in the current prospectus dated February 1, 2012, is 1.03%. This rate can fluctuate and may differ from the expense ratio for the most recently completed fiscal year disclosed in the "Financial Highlights" portion of this Annual Report.



YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur the following costs:

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
      If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
    If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.


                            Beginning                       Expenses Paid During
                             Account       Ending Account        Period*
                          Value 04/01/12   Value 09/30/12     04/01/12-09/30/12

Hawaii Municipal Fund Investor Class
Actual                     $1,000.00         $1,041.30            $5.31
Hypothetical               $1,000.00         $1,019.80            $5.25

*Expenses are equal to the annualized expense ratio (1.04%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.





                            TAIT, WELLER & BAKER LLP
                          Certified Public Accountants


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Hawaii Municipal Fund, a series of First Pacific Mutual Fund, Inc., including the schedule of investments, as of September 30, 2012, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and
financial highlights are the responsibility of the Fund's management.   Our
responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material
misstatement.   The Fund is not required to have, nor were we engaged to
perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting
the amounts and disclosures in the financial statements.   Our procedures
included confirmation of securities owned as of September 30, 2012, by
correspondence with the custodian.   An audit also includes assessing the
accounting principles used and significant estimates made by management, as well
as evaluating the overall financial statement presentation.   We believe that
our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




                                       /s/  TAIT, WELLER & BAKER LLP
                                       Tait, Weller & Baker LLP


Philadelphia, Pennsylvania
November 28, 2012



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2012
----------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------
                        HAWAII MUNICIPAL BONDS - 95.39%
                        ----------------------
		Hawaii County
			General Obligation Bonds - 3.72%
$ 1,755,000                   5.000%,     07/15/21            $  2,056,843
  1,000,000                   5.000%,     07/15/22               1,035,130
    370,000                   5.000%,     07/15/24                 396,429
  1,210,000                   5.000%,     03/01/25               1,434,140
  1,265,000                   5.000%,     03/01/26               1,492,700
                                                               -----------
                                                                 6,415,242
                                                               -----------
		Hawaii State
			General Obligation Bonds - 4.82%
  4,000,000                   5.000%,     06/01/25               4,904,160
  2,880,000                   5.000%,     05/01/27               3,424,176
                                                               -----------
                                                                 8,328,336
                                                               -----------

			Airport Systems Revenue Bonds - 8.20%
    665,000                   5.250%,     07/01/26                 795,593
 11,280,000                   5.250%,     07/01/27              13,364,093
                                                               -----------
                                                                14,159,686
                                                               -----------

			Certificates of Participation-State Office Buildings - 4.44%
  1,500,000                   5.000%,     05/01/15               1,652,700
  4,200,000                   5.000%,     05/01/17               4,882,332
    500,000                   4.000%,     05/01/19                 563,970
    500,000                   4.000%,     05/01/20                 562,870
                                                               -----------
                                                                 7,661,872
                                                               -----------

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 5.75%
  4,725,000                   5.650%,     10/01/27               4,778,109
  5,000,000                   4.650%,     03/01/37               5,148,400
                                                               -----------
                                                                 9,926,509
                                                               -----------

				Chaminade University - 3.01%
  2,750,000                   5.000%,     01/01/26               2,872,760
  1,270,000                   4.700%,     01/01/31               1,303,731
  1,000,000                   4.750%,     01/01/36               1,027,460
                                                               -----------
                                                                 5,203,951
                                                               -----------


See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

				Hawaii Pacific Health - 5.16%
$   775,000                   4.625%,     07/01/21            $    869,387
  1,140,000                   5.600%,     07/01/33               1,154,843
  6,000,000                   5.500%,     07/01/40               6,665,640
    200,000                   5.750%,     07/01/40                 224,088
                                                               -----------
                                                                 8,913,958
                                                               -----------

				Hawaii Mid-Pacific Institute - 2.20%
  2,085,000                   5.000%,     01/01/26               2,156,078
  1,635,000                   4.625%,     01/01/36               1,639,529
                                                               -----------
                                                                 3,795,607
                                                               -----------

			 	Kapiolani Health Care System - 0.34%
    575,000                   6.400%,     07/01/13                 583,648
                                                               -----------

			 	Kuakini Hawaii Health System - 0.33%
    570,000                   6.300%,     07/01/22                 570,923
                                                               -----------

                 		Kahala Nui - 8.58%
    300,000                   3.350%,     11/15/19                 306,015
    300,000                   3.600%,     11/15/20                 306,099
    250,000                   3.800%,     11/15/21                 255,057
    500,000                   5.000%,     11/15/21                 567,700
  1,065,000                   4.625%,     11/15/27               1,086,747
  1,200,000                   5.000%,     11/15/27               1,297,944
  1,000,000                   5.125%,     11/15/32               1,070,450
  8,200,000                   8.000%,     11/15/33               9,063,788
    815,000                   5.250%,     11/15/37                 866,924
                                                               -----------
                                                                14,820,724
                                                               -----------

				Wilcox Hospital - 0.96%
    245,000                   5.250%,     07/01/13                 245,845
  1,250,000                   5.350%,     07/01/18               1,252,950
    160,000                   5.500%,     07/01/28                 160,240
                                                               -----------
                                                                 1,659,035
                                                               -----------


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

			Department of Hawaiian Homelands - 2.62%
$ 1,000,000                   5.875%,     04/01/34            $  1,132,560
  3,000,000                   6.000%,     04/01/39               3,385,890
                                                               -----------
                                                                 4,518,450
                                                               -----------

				Hawaiian Homelands - COP Kapolei - 3.94%
    210,000                   3.750%,     11/01/16                 229,144
    950,000                   4.125%,     11/01/23               1,008,719
  5,100,000                   5.000%,     11/01/31               5,570,577
                                                               -----------
                                                                 6,808,440
                                                               -----------


                 	Harbor Capital Improvements Revenue Bonds - 3.82%
  1,580,000                   5.250%,     01/01/16               1,673,441
  1,665,000                   5.375%,     01/01/17               1,763,169
    500,000                   5.500%,     07/01/19                 501,130
  2,005,000                   5.250%,     01/01/21               2,143,385
    520,000                   5.750%,     07/01/29                 521,404
                                                               -----------
                                                                 6,602,529
                                                               -----------


			Hawaii Health Systems - 0.85%
     94,000                   3.800%,     02/15/13                  95,040
  1,370,000                   4.700%,     02/15/19               1,381,069
                                                               -----------
                                                                 1,476,109
                                                               -----------


			Highway Revenue - 1.16%
  1,640,000                  5.000%,     01/01/26                2,000,702
                                                               -----------


			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 3.24%
    325,000                   4.800%,     07/01/13                 325,478
     90,000                   5.250%,     07/01/13                  90,102
  2,770,000                   5.400%,     07/01/29               2,771,108
     30,000                   5.750%,     07/01/30                  30,000
  1,870,000                   5.375%,     07/01/33               1,871,533
    485,000                   5.000%,     07/01/36                 509,003
                                                               -----------
                                                                 5,597,224
                                                               -----------


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------
				HCDC Rental Housing System Revenue Bonds - 3.83%
$   100,000                   3.700%,     01/01/13            $    100,587
    810,000                   4.750%,     07/01/22                 854,372
    600,000                   4.750%,     07/01/23                 638,376
    895,000                   5.000%,     07/01/24                 960,523
    100,000                   5.000%,     07/01/25                 107,444
    990,000                   6.000%,     07/01/26               1,104,721
  1,055,000                   6.000%,     07/01/27               1,168,718
    785,000                   6.000%,     07/01/28                 863,312
    750,000                   6.000%,     07/01/29                 821,602
                                                               -----------
                                                                 6,619,655
                                                               -----------

				HFDC Multi-Family-Kuhio Park- 3.42%
  2,430,000                   4.750%,     10/01/27               2,634,800
  3,000,000                   4.950%,     04/01/29               3,265,950
                                                               -----------
                                                                 5,900,750
                                                               -----------

				Multi-Family-Iwilei Apartments- 2.45%
    165,000                   3.300%,     01/01/26                 166,919
  4,000,000                   3.750%,     01/01/31               4,055,680
                                                               -----------
                                                                 4,222,599
                                                               -----------

				Multi-Family-Kooloaula Apartments- 2.19%
    220,000                   3.125%,     09/01/22                 226,428
  3,435,000                   4.000%,     09/01/33               3,552,099
                                                               -----------
                                                                 3,778,527
                                                               -----------

			University of Hawaii - Revenue Bonds - 6.20%
    100,000                   4.000%,     07/15/16                 111,742
  1,000,000                   5.000%,     10/01/18               1,212,710
  1,000,000                   5.000%,     10/01/19               1,223,400
  1,500,000                   5.000%,     10/01/23               1,679,895
  3,355,000                   4.500%,     07/15/26               3,699,022
  2,500,000                   5.000%,     07/15/29               2,769,975
                                                               -----------
                                                                10,696,744
                                                               -----------


		Honolulu City & County
			Multi-Family - Waipahu - 1.12%
  1,925,000                   6.900%,     06/20/35               1,927,618
                                                                ----------



See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

			Water System Revenue Bonds
				Board of Water Supply - 4.95%
$ 3,550,000                   4.500%,     07/01/23            $  3,899,533
  1,470,000                   5.000%,     07/01/26               1,654,338
  2,500,000                   5.000%,     07/01/32               2,984,950
                                                               -----------
                                                                 8,538,821
                                                               -----------

			Waste System Revenue - 1.63%
  2,380,000                   5.250%,     07/01/36               2,815,207
                                                               -----------

		Kauai County
			General Obligation Bonds - 3.16%
    400,000                   3.125%,     08/01/23                 406,952
    770,000                   5.000%,     08/01/24                 945,575
    880,000                   3.625%,     08/01/25                 963,811
  2,780,000                   5.000%,     08/01/27               3,139,204
                                                               -----------
                                                                 5,455,542
                                                               -----------

			Kukuiula Development - 2.00%
  1,090,000                   5.625%,     05/15/33               1,125,469
  2,250,000                   5.750%,     05/15/42               2,321,955
                                                               -----------
                                                                 3,447,424
                                                               -----------

		Maui County
			General Obligation Bonds - 1.30%
  1,000,000                   5.000%,     07/01/23               1,122,290
  1,000,000                   5.000%,     07/01/24               1,119,200
                                                               -----------
                                                                 2,241,490
                                                               -----------


            Total Hawaii Municipal Bonds (Cost $154,644,801)   164,687,322
                                                               -----------


See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

                  VIRGIN ISLANDS MUNICIPAL BONDS - 0.20%
                  ------------------------------

		Virgin Islands
			Public Finance Authority, Series A - 0.05%
$    80,000                   7.300%,     10/01/18            $     96,440
                                                               -----------

			Public Finance Authority, Series A - 0.15%
    250,000                   5.000%,     07/01/14                 255,038
                                                               -----------

        Total Virgin Islands Municipal Bonds (Cost $332,068)       351,478
                                                               -----------


            Total Investments (Cost $154,976,869) (a) 95.59%   165,038,800
            Other Assets Less Liabilities              4.41%     7,622,563
                                                     ------    -----------
            Net Assets                               100.00%  $172,661,363
                                                     ======    ===========


           (a)  Aggregate cost for federal income tax purposes is $154,879,918.


        At September 30, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation                $10,158,882
                  Gross unrealized (depreciation)                        -
                                                               -----------
                  Net unrealized appreciation                  $10,158,882
                                                               ===========



See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2012
----------------------------------------------------------------------------


                                                          Municipal
                                                            Fund
                                                          ---------
ASSETS
  Investments at market value
     (Identified cost $154,976,869) (Note 1 (A))        $165,038,800
  Cash                                                     5,648,447
  Interest receivable                                      2,310,326
  Subscriptions receivable                                     5,000
  Other assets                                                 7,652
                                                         -----------
       Total assets                                      173,010,225

LIABILITIES
  Distributions payable                                      135,506
  Redemptions payable                                         32,809
  Management fee payable                                      70,286
  Administration fee payable                                   2,811
  Distribution plan payable                                   21,361
  Shareholder servicing fee payable                           14,057
  Transfer agent fee payable                                   8,434
  Chief Compliance Officer fee payable                         4,944
  Accrued expenses                                            58,654
                                                         -----------
       Total liabilities                                     348,862
                                                         -----------


NET ASSETS                                              $172,661,363
      (Applicable to 15,269,766 shares outstanding,      ===========
       $.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
  PRICE PER SHARE, INVESTOR CLASS SHARES                      $11.31
                                                               =====

NET ASSETS
  At September 30, 2012, net assets consisted of:
     Paid-in capital                                    $164,205,465
     Undistributed net investment income                      96,951
     Accumulated net realized loss on investments         (1,702,984)
     Net unrealized appreciation                          10,061,931
                                                         -----------
                                                        $172,661,363
                                                         ===========

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2012
----------------------------------------------------------------------------
                                                          Municipal
                                                            Fund
                                                          ---------
INVESTMENT INCOME
  Interest income                                        $ 6,779,472
                                                           ---------

  Expenses
     Management fee (Note 2)                                 824,496
     Distribution costs (Notes 2 and 3)                      247,351
     Transfer agent fee (Note 2)                              98,937
     Shareholder services fee (Note 2)                       164,897
     Administration fee (Note 2)                              32,977
     Accounting fee                                           69,353
     Legal and audit fees                                    118,884
     Printing                                                  8,950
     Custodian fee                                            27,235
     Insurance                                                11,458
     Registration fee                                         10,713
     Directors fee                                            10,901
     Chief Compliance Officer fee (Note 2)                    58,000
     Miscellaneous                                            37,528
                                                           ---------
     Total expenses                                        1,721,680
     Fee reductions (Note 5)                                 (12,937)
                                                           ---------
     Net expenses                                          1,708,743
                                                           ---------
       Net investment income                               5,070,729
                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized loss from security transactions              (124,346)
  Change in unrealized appreciation (depreciation)
     of investments                                        7,133,434
                                                           ---------
       Net gain on investments                             7,009,088
                                                           ---------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                          $12,079,817
                                                          ==========


See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------


                                       For The Year Ended     For The Year Ended
                                       September 30, 2012     September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                         $  5,070,729    $  6,190,429
     Net realized gain (loss) on investments           (124,346)       (469,436)
     Increase (decrease) in unrealized appreciation
        (depreciation) of investments                 7,133,434      (2,350,769)
                                                    -----------     -----------
        Net increase (decrease) in net assets
          resulting from operations                  12,079,817       3,370,224
                                                    -----------     -----------
   Distributions to shareholders from:
     Net investment income
        Investor Class
        ($.34 and $.39 per share, respectively)      (5,039,690)     (6,118,746)
     Capital gains
        Investor Class
        ($.00 and $.00 per share, respectively)               -               -
                                                     ----------      ----------
           Total distributions to shareholders       (5,039,690)     (6,118,746)
                                                    -----------     -----------

   Capital share transactions (a)
     Increase (decrease) in net assets resulting
       from capital share transactions                7,355,597     (16,918,397)
                                                    -----------     -----------
           Total increase (decrease) in net assets   14,395,724     (19,666,919)

NET ASSETS
   Beginning of year                                158,265,639     177,932,558
                                                    -----------     -----------

   End of year
   (including undistributed net investment income
    of $96,951 and $85,213, respectively)          $172,661,363    $158,265,639
                                                    ===========     ===========




(a)	Summary of capital share activity follows:


                                   Investor Class            Investor Class
                                 -------------------        ------------------
                                  For The Year Ended        For The Year Ended
                                  September 30, 2012        September 30, 2011
                                 -------------------       -------------------
                                  Shares     Value         Shares       Value
   Shares sold                  1,140,860 $12,614,641     873,093  $  9,315,095
   Shares issued on reinvestment
     of distributions             324,338   3,595,451     421,482     4,475,287
                                ---------  ----------   ---------    ----------
                                1,465,198  16,210,092   1,294,575    13,790,382
   Shares redeemed               (802,855) (8,854,495) (2,903,690)  (30,708,779)
                                ---------  ----------   ---------    ----------
      Net increase (decrease)     662,343  $7,355,597  (1,609,115) $(16,918,397)
                                =========   =========   =========    ==========


See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
----------------------------------------------------------------------------

                                               INVESTOR CLASS
                                   -----------------------------------------
                                            Years Ended September 30,
                                   -----------------------------------------
                                      2012     2011     2010     2009     2008
                                      ----     ----     ----     ----     ----
Net asset value
  Beginning of year	             $10.83   $10.97   $10.80   $10.31	 $10.88
                                      -----    -----    -----    -----    -----

Income from investment operations
  Net investment income                 .34      .39      .37      .38      .39
  Net gain (loss) on securities
      (both realized and unrealized)    .48     (.14)     .17      .51     (.57)
                                      -----    -----    -----    -----    -----
    Total from investment operations    .82      .25      .54      .89     (.18)
                                      -----    -----    -----    -----    -----
Less distributions
  Dividends from net investment income (.34)    (.39)    (.37)    (.38)    (.39)
  Distributions from capital gains        -        -        -     (.02)       -
                                      -----    -----    -----    -----    -----
      Total distributions              (.34)    (.39)    (.37)    (.40)    (.39)
                                      -----    -----    -----    -----    -----
  End of year                        $11.31   $10.83   $10.97   $10.80   $10.31
                                      =====    =====    =====    =====    =====

Total return                           7.65%    2.45%    5.12%    8.98%   -1.73%

Ratios/Supplemental Data
 Net assets, end of year (in 000's) $172,661 $158,266 $177,933 $165,893 $150,059
 Ratio of expenses to average
  	net assets (a)	               1.04%    1.03%    1.03%    1.05%    1.08%
 Ratio of net investment income
      to average net assets            3.06%    3.74%    3.49%    3.77%    3.54%

Portfolio turnover                    22.52%   13.68%   19.60%   25.90%   13.47%


(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.03%, 1.02%, 1.03%, 1.02%, and 1.02%, for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively.


See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2012
----------------------------------------------------------------------------

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Hawaii Municipal Fund which is currently authorized to offer one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations,
voter initiatives, and other political and economic developments.   If any such
problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

(A)	SECURITY VALUATION
	Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors.
	Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at "fair value" using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in/out changing an investment's assigned level within the hierarchy.

	The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

	Municipal bonds are categorized in Level 2 of the fair value hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of September 30, 2012. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

	Description      Level 1      Level 2       Level 3       Total
	Municipal Bonds   $-0-     $165,038,800      $-0-      $165,038,800

	There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

(B)	FEDERAL INCOME TAXES
      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to
      distribute its taxable income, if any, to its shareholders.   Therefore,
      no federal income tax provision is required.

      The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2012, open Federal tax years include the tax years ended September 30, 2009 - September 30, 2012. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

      On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. At September 30, 2012, the Hawaii Municipal Fund had a capital loss carryforward of $1,599,310 of which $547,947 expires in 2017, $120,704 expires in 2018, and $282,754 short-
      term capital loss and $647,905 long-term capital loss which do not expire.

      The Fund had net capital losses of $103,674 incurred after October 31, 2011. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

(C)     SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
        SHAREHOLDERS

      Security transactions are recorded on the trade date.   Interest
      income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D) 	USE OF ESTIMATES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

      statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION
      The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively. For the period ended September 30, 2012, the Fund was allocated, and paid LFG, $58,000 of the Chief Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $247,351 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of ..10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $40,239,286 and $34,160,000, respectively, for the Fund during the period October 1, 2011 and September 30, 2012.


(5)	CUSTODY CREDITS

Under an agreement with the Fund's custodian bank, a portion of the custodian fees are paid by credits for cash balances. Any remaining credits are used to
offset expenses of other vendors and service providers.   If not for the offset
agreement, the assets could have been employed to produce income. During the year ended September 30, 2012, such reductions amounted to $12,937 for the
Hawaii Municipal Fund.   Credits used to offset expenses were as follows:
Custody fees, $12,937.


(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2012 and 2011 were as follows:

                   Exempt-                Long-Term
                  Interest    Ordinary     Capital         Total
                 Dividends     Income       Gains       Distributions
                  ---------   --------     ---------    -------------
     Hawaii Municipal Fund
      2012       $5,039,690   $     -     $       -     $5,039,690
      2011       $6,118,746   $     -     $       -     $6,118,746

The tax character of distributable earnings at September 30, 2012 were as follows:

	Undistributed	                           Post   Unrealized  Total
      Ordinary Exempt- Undistributed Capital Loss October  Gain/   Distributable
      Interest Income  Capital Gains Carryforwards Losses (Loss)**  Earnings
      ---------------  ------------- ------------- ------  ------- ----------

Hawaii Municipal
     Fund $  -         $     -    $(1,599,310) $(103,674) $10,158,882 $8,455,898

* The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year-ended September 30, 2012, the Hawaii Municipal Fund's undistributed investment income was decreased by $19,301, and accumulated net realized loss on investments was decreased by $19,301.


(7)	NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning



HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2012
----------------------------------------------------------------------------

on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating theimpact ASU 2011-11 will have on the financial statement disclosures.


(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund's financial statements as of September 30, 2012, the Fund's management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.




FIRST PACIFIC MUTUAL FUND, INC.
----------------------------------------------------------------------------
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Company") rests with the Board of Directors. Each Director serves during the lifetime of the Company and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Company.

                                                              Number of
                                                              Portfolios
              Position     Term of                            in Company Other
              &            Office and                         Complex   Director
              Office With  Length of     Principal Occupation Overseen  -Ships
Name Age      the          Time          During the Past      by        Held by
and Address   Company      Served        Five Years           Director* Director
--------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (60) Director Unlimited Term Since April 2010, Sales   2  None
                                   24 years    Consultant, Henry Schein
                                               Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation and Account
                                               Executive, Roadway Express

Lynden M. Keala (58)   Director Unlimited Term Account Executive,        2  None
                                   23 years    Workflow One (formerly The
                                               Relizon Company)

Stuart S. Marlowe (72) Director Unlimited Term Owner, Surfside Sales and 2  None
                                   24 years    Marketing (Sales and marketing of
                                               music for the State of Hawaii)

Karen T. Nakamura (68) Director Unlimited Term Executive Vice President  2  None
                                   15 years    & CEO, Building Industry
                                               Association of Hawaii;
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (65)   Director Unlimited Term Commercial Real Estate,   2  None
                                   15 years    Colliers Monroe Friedlander, Inc.
                                               Real Estate, 1250 Oceanside
                                               Partners

INTERESTED DIRECTORS
--------------------
Terrence K.H. Lee(55) Director, Unlimited Term Director, President and   2  None
                      Chairman,    24 years    CEO, Lee Financial Group Inc.,
                      President                Lee Financial Securities, Inc.,
                      and CEO                  and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (52)  Treasurer (Since October Vice President, CCO, CFO, and
                      2004), Chief Compliance  Treasurer, Lee Financial Group
                      Officer, Assistant       Inc., Lee Financial Securities,
                      Secretary (Since July    Inc., and Lee Financial
                      2002)                    Recordkeeping, Inc.


Charlotte A. Meyer (59) Assistant Treasurer    Director, Assistant Treasurer and
                        (Since October 2004)   Vice President, Lee Financial
                                               Group Inc., Lee Financial
                                               Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Lugene Endo Lee (56)    Secretary              Director, Secretary and Vice
                        (Since July 1991)      President, Lee Financial Group
                                               Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of the Company by virtue of his relationship as a director, officer and shareholder of the Fund's investment manager, as a director and officer of the Fund's principal underwriter and transfer agent and because he has had a material and professional relationship with the Company for the last two completed calendar years.
*Each Company director oversees two portfolios of the Company that are currently offered for sale.

Additional information about members of the Board of Directors and executive officers is available in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.



HAWAII MUNICIPAL FUND INVESTOR CLASS (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: First Pacific Mutual Fund, Inc., Lee Financial Group Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us - If after a significant business disruption you cannot contact us as you usually do at
(808) 988-8088, you should go to our website at www.leehawaii.com. Please visit our website at www.leehawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the 12-month period beginning July 1, 2011 and ending June 30, 2012.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




           Disclosure Regarding Approval of the Management Agreement
                         Hawaii Municipal Fund (Unaudited)


At a meeting held on July 25, 2012, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the Hawaii Municipal Fund (the "Portfolio"), a series of First Pacific Mutual Fund, Inc., for an additional one-year period ending September 30, 2013.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received
Materials reviewed. During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund and Portfolio. In addition, the Board reviewed and considered supplementary information and presentations by LFG that included materials regarding the Portfolio's investment results; management fee; performance; expense comparisons; financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading, and information about the experience and qualifications of the personnel providing investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services
In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management, portfolio manager and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and Portfolio and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

Other Services. The Board considered, in connection with the performance of LFG's investment management services to the Fund and the Portfolio, the following: LFG's policies, procedures and systems for compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by LFG to the Fund and Portfolio under the Administrative Agreement.

3. Investment Performance
The Board considered the Portfolio's unique, balanced pursuit of its investment objective and the investment results of the Portfolio in light of its objective. The Directors reviewed the short-term and long-term performance of the Portfolio on an absolute basis and in comparison to its benchmark index and other comparable Hawaii and single-state mutual funds. The Directors also reviewed the rankings for the Portfolio by an independent rating and ranking organization. The Directors took into consideration LFG's explanation that because the Portfolio has a shorter effective maturity than the Barclays Capital Municipal Bond Index, the Portfolio tends to lag the Index in declining interest rate environments. LFG also reported that at June 30, 2012, an independent rating and ranking organization had rated the Portfolio as having a low risk and a below average return as compared to other single state municipal bond funds. The Board concluded that the performance of the Portfolio is generally competitive (in some cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) with its benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses
The Board reviewed the management fees and total operating expenses of the Portfolio and compared such amounts with the average fees and expense levels of other comparable funds. The Board considered that LFG did not provide advisory fee information on its other clients, because those clients are not managed similarly to the Portfolio. The Board concluded that: the management fees for the Portfolio are generally competitive with fees paid by comparable funds; and the expense ratio of the Portfolio is generally competitive with the expenses paid by comparable funds.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits The Board reviewed information regarding LFG's costs of providing services to the Fund and the Portfolio, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG and its affiliates from these relationships.

6. Conclusions
No single factor was determinative of the Board's decision to re-approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Fund's Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.








                              INVESTMENT MANAGER
                            Lee Financial Group Inc.
                       2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

                                 DISTRIBUTOR
                        Lee Financial Securities, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

                               FUND ACCOUNTANT
                         Ultimus Fund Solutions, LLC
                        225 Pictoria Drive, Suite 450
                            Cincinnati, OH  45246

                                 CUSTODIAN
                              Union Bank, N.A.
                      350 California Street, 6th Floor
                      San Francisco, California  94104

                               LEGAL COUNSEL
                             Roy W. Adams, Jr.
                             370 Park Street
                                 Suite 2
                             Moraga, CA  94556

               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                          Tait, Weller & Baker LLP
                       1818 Market Street, Suite #2400
                    Philadelphia, Pennsylvania  19103-2108

                                TRANSFER AGENT
                      Lee Financial Recordkeeping, Inc.
                      2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856






Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by accessing the website www.leehawaii.com, by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822.

Item 3.  Audit Committee Financial Expert

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the registrant, the Board further concluded that a financial expert was not required.

Item 4.  Principal Accountant Fee and Services.

(a) Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $46,500.00 for the fiscal year ended September 30, 2012 and $45,500.00 for the fiscal year ended September 30, 2011.

(b) Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2012 and none for the fiscal year ended September 30, 2011.

(c) Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,000.00 for the fiscal year ended September 30, 2012 and $6,700.00 for the fiscal year ended September 30, 2011.

(d) All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $8,250.00 for the fiscal year ended September 30, 2012, and $8,000.00 for the fiscal year ended September 30, 2011. These fees are for services related to the internal control audit of the transfer agent.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures
	1.	(a) 	The Committee shall review and approve proposals for the
independent accountants to render permissible non-audit services. The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

		(b)	The pre-approval requirement may be waived with respect to the provision of non-audit services for the registrant if:  (i) the aggregate amount of all such non-audit services provided to the registrant constitutes no more than 5% of the total amount of revenues paid by the registrant to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

	2.	Review and approve in advance with the independent accountants each non-audit engagement involving the registrant's independent accountants and the registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where:  (i) the investment adviser or its control affiliate provides ongoing services to the registrant; and (ii) the engagement relates directly to the operations and financial reporting of the registrant.

		(a)	The pre-approval requirement may be waived if:  (i) the
aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the registrant's independent accountants by the registrant's investment adviser and its control affiliates that provide ongoing services to the registrant during the fiscal year in which the services are provided that would have to be pre-approved by the registrant's Committee;
(ii) such services were not recognized by the registrant's adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) None of the services provided to the registrant described in paragraphs
(b) - (d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $15,250 for the fiscal year ended September 30, 2012 and $14,700 for the fiscal year ended September 30, 2011.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

      (a)(1)  Code of Ethics is attached hereto.
      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940
              Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.
      (a)(3)  Not applicable.
      (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Pacific Mutual Fund, Inc.
               -------------------------------

By (Signature and Title)*  /s/ Terrence K.H. Lee
                           ---------------------
                           Terrence K.H. Lee, President and CEO
                           (principal executive officer)

Date      November 28, 2012
          -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Terrence K.H. Lee
                              ---------------------
                              Terrence K.H. Lee, President and CEO
                              (principal executive officer)

By (Signature and Title)*     /s/ Nora B. Simpson
                              -------------------
                              Nora B. Simpson, Treasurer
                              (principal financial officer)

Date     November 28, 2012
         -----------------
*Print the name and title of each signing officer under his or her signature.